Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs Outstanding and Related Information

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of January 1, 2023	407,380	88.40
Granted during the period	273,972	35.00
Forfeited during the period	(123,544)	64.40
Vested during the period	(137,017)	63.00
As of December 31, 2023	420,791	58.20
Granted during the period	466,690	21.00
RSUs granted in exchange for stock options	212,862	19.40
Forfeited during the period	(105,150)	39.80
Vested during the period	(175,023)	25.40
As of December 31, 2024	820,170	26.00
Granted during the period	1,330,234	11.10
Forfeited during the period	(117,861)	17.05
Vested during the period	(411,040)	29.52
As of December 31, 2025	1,621,503	13.51

Summary of Number and Exercise Prices of Employee Stock Options

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of employee stock options	Weighted average exercise price ($)
As of January 1, 2023	716,953	188.00
Granted during the period	555,586	35.00
Forfeited during the period(1)	(180,751)	117.60
Expired during the period(2)	(27,328)	237.60
As of December 31, 2023	1,064,460	119.60
Granted during the period	463,065	20.80
Stock options exchanged to RSUs	(609,489)	102.00
Forfeited during the period(1)	(106,784)	70.60
Expired during the period(2)	(230,938)	225.40
As of December 31, 2024	580,314	26.40
Exercised during the period	(7,291)	15.22
Forfeited during the period(1)	(65,124)	22.41
Expired during the period(2)	(43,061)	30.12
As of December 31, 2025	464,838	26.81
Vested and exercisable as of December 31, 2025	198,429	32.74

(1)
Includes 0 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2025 (2024: 79,472, 2023: 129,085).
(2)
Includes 15,797 expired stock options related to the Company’s organizational restructuring during the year ended December 31, 2025 (2024: 222,309, 2023: 0).

Summary of Inputs to Black-Scholes Option-pricing Model Used to Stock Options for Exchange to RSUs and Employee Stock Options

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2025, 2024 and 2023, respectively. No stock options were granted during 2025.

	2024	2023
Expected term (years)	6-8	6-8
Weighted-average ADS price at grant date	20.80	35.00
Expected price volatility of the Company’s ADSs (%)	60.00	50.00-55.00
Risk-free interest rate (%)	4.19-4.57	3.84-4.61